Eaton Vance
Connecticut Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.4%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,097,190
		$ 1,097,190
Education — 27.6%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/41	$600	$ 618,372
5.00%, 7/1/30	175	198,212
Connecticut Health and Educational Facilities Authority, (Brunswick School):
5.00%, 7/1/31	500	502,550
5.00%, 7/1/32	1,125	1,130,681
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):
4.00%, 7/1/33	340	360,913
4.00%, 7/1/34	375	396,098
4.00%, 7/1/35	310	324,741
Connecticut Health and Educational Facilities Authority, (Connecticut College):
4.00%, 7/1/36	255	258,282
4.00%, 7/1/37	270	273,121
5.00%, 7/1/26	270	291,292
Prerefunded to 7/1/22, 5.00%, 7/1/30	1,255	1,262,492
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,450	2,453,209
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,571,067
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
5.00%, 7/1/33	275	304,477
5.00%, 7/1/37	450	483,998
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	144,060
4.00%, 7/1/29	100	106,460
4.00%, 7/1/30	125	132,674
4.00%, 7/1/33	430	453,779
4.00%, 7/1/34	1,095	1,154,229
4.00%, 7/1/36	430	452,394
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	852,881
5.00%, 7/1/35	850	894,107
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (Yale University):
0.375% to 7/12/24 (Put Date), 7/1/35	$1,000	$ 938,020
0.40%, 7/1/36(1)	2,290	2,290,000
1.10% to 2/7/23 (Put Date), 7/1/48	500	496,305
5.00%, 7/1/27	1,000	1,120,340
University of Connecticut:
4.00%, 2/15/35	125	128,596
5.00%, 5/1/25	1,000	1,069,040
5.00%, 11/15/29	1,000	1,015,500
		$21,677,890
Escrowed/Prerefunded — 1.4%
Greater New Haven Water Pollution Control Authority, CT, Prerefunded to 8/15/24, 5.00%, 8/15/32	$1,000	$ 1,058,900
		$ 1,058,900
General Obligations — 20.8%
Bridgeport, CT:
5.00%, 8/1/29	$350	$ 394,205
5.00%, 8/1/32	175	199,694
Colchester, CT, 4.00%, 10/15/28	440	454,423
Connecticut:
4.00%, 1/15/36	1,000	1,034,300
5.00%, 9/15/25	750	808,778
5.00%, 4/15/30	1,150	1,298,430
5.00%, 4/15/39	100	110,871
Darien, CT, 4.00%, 8/1/37	1,310	1,379,391
East Haddam, CT:
3.00%, 12/1/35	400	381,236
3.00%, 12/1/37	290	271,124
Ellington, CT:
3.00%, 9/15/33	280	266,428
3.00%, 9/15/35	210	194,840
Enfield, CT, 4.00%, 8/1/29	500	530,660
Fairfield, CT, 5.00%, 1/1/23	1,000	1,021,650
Greenwich, CT:
4.00%, 7/15/29	450	463,554
4.00%, 7/15/30	250	257,260
4.00%, 7/15/32	400	411,012
Guilford, CT, 3.00%, 8/1/34	500	470,255
New Haven, CT, 4.00%, 8/1/32	250	260,473
North Branford, CT:
4.00%, 8/1/32	150	161,090
4.00%, 8/1/33	100	106,860

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
North Haven, CT:
5.00%, 7/15/23	$1,475	$ 1,526,787
5.00%, 7/15/25	1,490	1,606,309
Puerto Rico:
5.375%, 7/1/25	250	258,475
5.625%, 7/1/27	250	265,193
Rocky Hill, CT, 4.00%, 1/15/33	1,000	1,055,940
Trumbull, CT, 4.00%, 9/1/32	610	649,796
West Haven, CT, 4.00%, 9/15/36	500	518,005
		$16,357,039
Hospital — 10.1%
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	$1,500	$ 1,471,560
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/46	1,120	1,055,073
5.00%, 7/1/31	1,000	1,121,600
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,147,980
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/31	500	523,770
5.00%, 7/1/34	1,520	1,590,300
		$ 7,910,283
Housing — 1.9%
Connecticut Housing Finance Authority, 4.00%, 11/15/38	$750	$ 766,597
Connecticut Housing Finance Authority, (FHLMC), (FNMA), (GNMA), 3.20%, 11/15/33	755	716,586
		$ 1,483,183
Insured - Education — 5.9%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), 5.25%, 7/1/30	$1,950	$ 2,264,828
(AMBAC), 5.25%, 7/1/31	2,050	2,402,538
		$ 4,667,366
Insured - General Obligations — 5.7%
Bridgeport, CT, (AGM), 5.00%, 8/15/32	$1,120	$ 1,220,319
Hamden, CT:
(BAM), 5.00%, 8/15/31	300	343,731
(BAM), 5.00%, 8/1/32	500	564,660
(BAM), 5.00%, 8/1/35	500	555,910
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Hartford, CT:
(AGC), 5.00%, 8/15/28	$500	$ 501,410
(AGM), 5.00%, 4/1/31	240	240,614
New Haven, CT, (AGM), 5.00%, 8/1/25	1,000	1,050,740
		$ 4,477,384
Insured - Hospital — 1.3%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$ 1,001,210
		$ 1,001,210
Insured - Transportation — 0.9%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$670	$ 708,378
		$ 708,378
Insured - Water and Sewer — 4.6%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$ 3,635,904
		$ 3,635,904
Senior Living/Life Care — 2.8%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$ 1,092,070
Connecticut Health and Educational Facilities Authority, (Jerome Home):
4.00%, 7/1/23	130	131,721
4.00%, 7/1/31	235	234,452
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.):
3.25%, 1/1/27(2)	250	246,478
5.00%, 1/1/45(2)	500	512,340
		$ 2,217,061
Special Tax Revenue — 2.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$100	$ 108,807
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	2,000	2,034,120
		$ 2,142,927
Student Loan — 1.4%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/30	$415	$ 404,936

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan (continued)
Connecticut Higher Education Supplemental Loan Authority: (continued)
(AMT), 4.125%, 11/15/33	$150	$ 143,451
(AMT), 5.00%, 11/15/28	250	271,038
(AMT), 5.00%, 11/15/29	250	272,915
		$ 1,092,340
Transportation — 1.2%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$ 915,070
		$ 915,070
Water and Sewer — 3.1%
South Central Connecticut Regional Water Authority:
4.00%, 8/1/34	$450	$ 474,228
5.00%, 8/1/32	355	402,584
Stamford, CT, (Water Pollution Control System):
4.00%, 4/1/44	1,000	1,018,550
5.00%, 9/15/29	200	215,004
5.00%, 9/15/30	125	134,378
5.00%, 4/1/33	100	113,713
5.00%, 4/1/34	100	113,564
		$ 2,472,021
Total Tax-Exempt Municipal Obligations (identified cost $74,172,819)		$72,914,146

Taxable Municipal Obligations — 3.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
1.20%, 7/1/22	$100	$ 99,883
1.30%, 7/1/23	250	244,955
1.65%, 7/1/24	300	287,694
		$ 632,532
General Obligations — 2.3%
Naugatuck, CT:
1.14%, 9/15/26	$200	$ 182,618
1.40%, 9/15/27	250	226,140
1.60%, 9/15/28	255	227,488
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Naugatuck, CT: (continued)
1.79%, 9/15/29	$750	$ 665,168
Norwich, CT, 1.348%, 8/1/22	275	275,113
Watertown, CT, 2.25%, 10/15/33	290	248,666
		$ 1,825,193
Total Taxable Municipal Obligations (identified cost $2,668,755)		$ 2,457,725
Total Investments — 95.9% (identified cost $76,841,574)		$75,371,871
Other Assets, Less Liabilities — 4.1%		$ 3,236,869
Net Assets — 100.0%		$78,608,740
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2022.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $867,625 or 1.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2022, 19.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 6.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at April 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$72,914,146	$ —	$72,914,146
Taxable Municipal Obligations	—	2,457,725	—	2,457,725
Total Investments	$ —	$75,371,871	$ —	$75,371,871
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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